Improvements to concession assets - net - Additional Information (Detail) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mexican Aircraft [Member]
Disclosure of detailed information about service concession arrangements [Line Items]
Investments pending to be paid	$ 1,578,524	$ 1,193,561	$ 904,486